Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 40,344		$ 40,344	$ 39,762
Less: Accumulated depreciation and amortization	(19,470)		(19,470)	(14,839)
Total property and equipment, net	20,874		20,874	24,923
Depreciation and amortization			14,683	18,713	$ 13,596
Capitalized software development costs			6,300	7,000
Internal-use software amortization	300	$ 2,600	7,400	9,800	5,200
Depreciation And Amortization
Property, Plant and Equipment [Line Items]
Depreciation and amortization			3,800	3,700	$ 600
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,306		1,306	1,346
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,740		3,740	3,906
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	13,663		13,663	13,660
Software Development
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 21,635		$ 21,635	$ 20,850